Commitments and contingencies	12 Months Ended
Mar. 31, 2021
Commitments and contingencies
Commitments and contingencies
21	Commitments and contingencies

Contractual commitments – Cooperation agreements

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”), with an annual fee of RMB2,600. Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The annual service fee was renewed to RMB3,000 (US$458) effective from September 2017. The renewed agreement has a term of four years commencing in September 2017.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”) for a term of 20 years, with an annual fee of RMB2,000. Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The annual service fee was renewed to RMB3,200 commencing in October 2013. With effect from April 2020, the annual service fee was increased to RMB3,600 (US$549).

As of March 31, 2021, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2021
	RMB	US$

Fiscal years ending March 31,
2022	4,850	740
2023	3,600	549
2024	3,600	549
2025	3,600	549
2026	3,600	549
2027 and thereafter	12,900	1,971
Total payments	32,150	4,907